NOTE 8. LEASING ARRANGEMENTS AND COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2024 [Member]
NOTE 8. LEASING ARRANGEMENT AND COMMITMENTS - Commercial Leasing Space

2025	$645,000
2026	826,000
2027	846,000
2028	866,000
2029	888,000
Thereafter	4,308,000
$8,379,000